STOCK-BASED COMPENSATION PLANS Schedule of stock option activity (Details) (Stock options [Member]) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CAD	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CAD	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CAD	Dec. 31, 2011 USD ($)	Dec. 31, 2011 CAD
Number of Shares
Outstanding at the beginning of the period (in shares)	1,537,586	1,537,586	2,355,877	2,355,877	2,297,875	2,297,875
Granted (in shares)	300,150	300,150	642,025	642,025	636,963	636,963
Exercised (in shares)	(686,384)	(686,384)	(965,228)	(965,228)	(85,051)	(85,051)
Forfeited (in shares)	(7,295)	(7,295)	(495,088)	(495,088)	(493,910)	(493,910)
Outstanding at the end of the period (in shares)	1,144,057	1,144,057	1,537,586	1,537,586	2,355,877	2,355,877	2,297,875	2,297,875
Weighted Average Exercise Price
Outstanding at the beginning of the period (in dollars per share)	$ 9.76	10.37	$ 9.96	9.89	$ 11.86	12.11
Granted (in dollars per share)	$ 18.57	21.57	$ 11.22	11.92	$ 7.82	7.85
Exercised (in dollars per share)	$ 9.15	10.64	$ 8.29	8.81	$ 5.12	5.16
Forfeited (in dollars per share)	$ 10.18	11.83	$ 14.25	15.14	$ 17.42	17.58
Outstanding at the end of the period (in dollars per share)	$ 12.00	13.94	$ 9.76	10.37	$ 9.96	9.89	$ 11.86	12.11
Weighted Average Remaining Contractual Life
Outstanding at the beginning of the period	2 years 11 months	2 years 11 months	3 years 1 month	3 years 1 month	2 years 6 months	2 years 6 months	2 years 6 months	2 years 6 months
Outstanding at the end of the period	2 years 11 months	2 years 11 months	3 years 1 month	3 years 1 month	2 years 6 months	2 years 6 months	2 years 6 months	2 years 6 months
Aggregate Intrinsic Value
Outstanding at the beginning of the period	$ 22,164		$ 735		$ 705
Exercised	10,535		5,425		297
Outstanding at the end of the period	$ 40,550		$ 22,164		$ 735		$ 705